Significant Agreements - Additional Information (Detail) (University of California [Member], USD $)	1 Months Ended	9 Months Ended
	May 31, 2010	Sep. 30, 2014
University of California [Member]
License Agreement [Line Items]
Upfront license fee paid	$ 100,000
Annual maintenance fee payable	50,000
Aggregate amount of milestone payments for first indication	900,000
Additional milestone payments for up to two additional indications	500,000
Additional milestone payments recognized		$ 0